Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 700,433		$ 58,465
Cost of revenue	511,433		1,185,630
Gross profit	189,000		(1,127,165)
Operating expenses
Selling, general and administrative	3,736,450	1,766,022	14,770,678	9,351,552
Research and development	48,964	1,082,237	1,949,406	4,129,688
Impairment of goodwill	5,192,000
Impairment of ENTADFI assets	2,293,576		14,687,346
Impairment of deposit on asset purchase agreement			3,500,000
Total operating expenses	11,270,990	2,848,259	34,907,430	13,481,240
Loss from operations	(11,081,990)	(2,848,259)	(36,034,595)	(13,481,240)
Other income (expense)
Interest expense – related party	(225,063)
Loss on extinguishment of note payable			(490,000)
Interest expense	(187,993)		(671,625)
Change in fair value of subscription agreement liability – related party	226,400		(134,100)
Other income	28,507
Change in fair value of contingent warrant liability		1,615	(91,967)	61,410
Total other income (expense)	(158,149)	1,615	(1,387,692)	61,410
Loss before income taxes	(11,240,139)	(2,846,644)	(37,422,287)	(13,419,830)
Income tax benefit	121,567		12,593
Net loss	$ (11,118,572)	$ (2,846,644)	(37,409,694)	(13,419,830)
Cumulative preferred stock dividends				96,359
Net loss attributable to common stockholders			$ (37,409,694)	$ (13,516,189)
Net loss per share, basic (in Dollars per share)	$ (0.5)	$ (0.18)	$ (2.19)	$ (1.1)
Weighted average number of common shares outstanding, basic (in Shares)	22,147,598	15,910,415	17,111,374	12,271,449
Other comprehensive loss
Net loss	$ (11,118,572)	$ (2,846,644)	$ (37,409,694)	$ (13,419,830)
Foreign currency translation	(4,991,144)		2,374,957
Change in pension benefit obligation	154,678		5,963
Total comprehensive loss	$ (15,955,038)	$ (2,846,644)	$ (35,028,774)	$ (13,419,830)